Annual Total Returns- Vanguard Global ex-US Real Estate Index Fund (Admiral) [BarChart] - Admiral - Vanguard Global ex-US Real Estate Index Fund - Admiral Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	41.67%	3.33%	2.70%	(1.33%)	1.73%	26.50%	(9.48%)	21.27%	(6.90%)